Loss Per Share (EPS) (Tables)	12 Months Ended
Dec. 31, 2022
Loss Per Share (EPS)
Schedule of existing preferred shares were converted into common shares and then a share split

	2022	2021	2020
As at December 31, after conversion and share split
Outstanding common shares at period-end	25,846,279	25,772,359	22,097,609
Weighted average number of common shares outstanding	25,819,165	23,792,693	18,097,988
Potential number of shares resulting from the exercise of warrants	2,578,750	1,993,000	1,007,500

Schedule of basic and diluted earnings per shares based on weighted average number of shares outstanding after conversion and share split

	For the period ended December 31
	2022	2021	2020
Loss of year attributable to common holders (in EUR)	(31,225,000)	(27,618,903)	(12,245,000)
Loss of year attributable to preferred holders (in EUR)	—	—	—
Loss of year attributable to equity holders (in EUR)	(31,225,000)	(27,618,903)	(12,245,000)
Weighted average number of common shares outstanding (in units)	25,819,165	23,792,693	18,097,988
Basic earnings per share in EUR (EUR/unit)	(1.209)	(1.161)	(0.677)
Diluted earnings per share in EUR (EUR/unit)	(1.209)	(1.161)	(0.677)